OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2019
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE
OTHER INFORMATION BY NATURE
Personnel costs in 2019, 2018 and 2017 amounted to €385,182 thousand, €323,936 thousand and €313,471 thousand, respectively. These amounts include costs that were capitalized mainly in connection with product development activities.
In 2019, 2018 and 2017 the Group had an average number of employees of 4,164, 3,651 and 3,336, respectively.
Depreciation amounted to €191,482 thousand, €156,384 thousand and €143,484 thousand for the years ended December 31, 2019, 2018 and 2017, respectively.
Amortization amounted to €160,464 thousand, €132,364 thousand and €117,122 thousand for the years ended December 31, 2019, 2018 and 2017, respectively.